Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000085513 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085513 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000085513 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000085513 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000085513 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000085513 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000085513 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000085513 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000085513 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000085513 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000085513 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085513 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000085513 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000092010 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092010 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000092010 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092010 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092010 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000092010 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000092010 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000092010 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092010 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092010 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092010 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000092010 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092009 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092009 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000092009 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092009 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092009 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000092009 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000092009 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000092009 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092009 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092009 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092009 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000092009 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092012 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092012 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000092012 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000092012 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000092012 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000092012 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000092012 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000092012 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000092012 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092012 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092012 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092012 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092011 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092011 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000092011 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000092011 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000092011 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000092011 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000092011 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000092011 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000092011 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092011 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092011 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000092011 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092014 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092014 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000092014 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092014 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092014 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092014 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000092014 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092014 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092014 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092014 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000092014 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000092014 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092013 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092013 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000092013 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092013 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092013 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092013 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000092013 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092013 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092013 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092013 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000092013 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000092013 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092016 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000092016 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000092016 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092016 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092016 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000092016 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000092016 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000092016 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092016 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092016 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092016 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092016 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000092016 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092015 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000092015 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000092015 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092015 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092015 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000092015 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000092015 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000092015 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092015 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092015 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092015 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092015 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000092015 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092017 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092017 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000092017 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092017 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000092017 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000092017 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000092017 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000092017 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092017 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000092017 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092017 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092017 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092017 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092018 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000092018 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000092018 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092018 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000092018 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000092018 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000092018 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000092018 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092018 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000092018 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092018 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092018 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092018 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092020 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092020 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000092020 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092020 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092020 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092020 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000092020 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000092020 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092020 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092020 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092020 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000092020 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000092020 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092019 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092019 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000092019 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000092019 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092019 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092019 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000092019 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000092019 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092019 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092019 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092019 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000092019 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000092019 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092022 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000092022 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000092022 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092022 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092022 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000092022 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000092022 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000092022 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092022 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092022 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092022 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092022 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000092022 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092021 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000092021 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000092021 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092021 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092021 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000092021 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000092021 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000092021 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092021 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092021 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092021 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092021 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000092021 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.00%